Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Common Share	The Company calculates basic and diluted earnings per share as follows:

	Year Ended December 31,
	2023		2024		2025
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Numerator
Net income	71,134,002	71,134,002	50,157,772	50,157,772	49,978,247	49,978,247
Less: Cumulative dividends on preferred shares	(2,130,254)	(1,740,983)	(1,740,983)	(1,740,983)	(1,740,983)	(1,740,983)
Less: Deemed divided from conversion of the Series C Preferred Shares (Note 9)	(6,507,789)	—	—	—	—	—
Less: Undistributed earnings allocated to non-vested shares	(2,508,399)	(2,276,360)	(2,311,172)	(2,105,141)	(1,675,770)	(1,598,389)

Net income attributable to common shareholders	59,987,560	67,116,659	46,105,617	46,311,648	46,561,494	46,638,875
Denominator
Weighted average number of shares outstanding, basic	18,601,539	18,601,539	29,933,920	29,933,920	34,499,909	34,499,909

Options to purchase common shares (Note 10)	—	97,318	—	323,283	—	252,695
Warrants (Note 8)	—	—	—	2,753,216	—	1,477,617
Series C Preferred Shares (Note 9)	—	4,234,814	—	—	—	—

Effect of dilutive shares	—	4,332,132	—	3,076,499	—	1,730,312

Weighted average number of shares outstanding, diluted	—	22,933,671	—	33,010,419	—	36,230,221

Earnings per share	3.22	2.93	1.54	1.40	1.35	1.29